Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2024
Registrant Name	dei_EntityRegistrantName	BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Entity Central Index Key	dei_EntityCentralIndexKey	0001557794
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 06, 2025
Document Effective Date	dei_DocumentEffectiveDate	Jun. 06, 2025
Prospectus Date	rr_ProspectusDate	Jul. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A